Note Deposits - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deposits Abstract
Brokered deposit	$ 600	$ 1,300
Deposit Liabilities Reclassified As Loans Receivable	$ 6	$ 11